Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets consisted of the following:

	As of December 31, 2022	As of December 31, 2021

Customer relationships	$650,102	$646,246
Less: Accumulated amortization	(477,584)	(356,284)
Less: Impairment	(167,787)	-
Exchange rate effect	(4,731)	-
Total intangible assets, net	$-	$289,962